Goodwill and Other Intangible Assets (Details3) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Net book value	$ 5,441	$ 5,585
Customer relationships
Intangible assets	2,962
Accumulated amortization	(486)
Foreign currency translation	(47)
Net book value	2,429
Non-compete agreement
Intangible assets	95
Accumulated amortization	(53)
Foreign currency translation	(1)
Net book value	41
Trademarks
Intangible assets	2,049
Accumulated amortization
Foreign currency translation	(13)
Net book value	2,036
Technology-related industry accreditations
Intangible assets	950
Accumulated amortization
Foreign currency translation	(15)
Net book value	935
Total Intangible Assets
Intangible assets	6,056
Accumulated amortization	(539)
Foreign currency translation	$ (76)